Contingencies and Provisions - Restructuring Provision (Details) - Restructuring provision - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of other provisions [line items]
Balance - Beginning of fiscal year	$ 247	$ 1,034
Expensed during the year	18,581	803
Paid during the year	(17,722)	(1,590)
Balance - End of fiscal year	$ 1,106	$ 247